Inventories - LIFO Costs Per Barrel (Details) bbl in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / Barrel bbl	Dec. 31, 2014 USD ($) $ / Barrel bbl
Inventory Disclosure [Abstract]
Refined products, Barrels | bbl	3,536	3,707
Refined products, LIFO Cost | $	$ 259,722	$ 283,333
Refined products, Average LIFO Cost Per Barrel | $ / Barrel	73.45	76.43
Crude Oil and other, Barrels | bbl	6,490	5,577
Crude Oil and other, LIFO Cost | $	$ 391,237	$ 355,470
Crude Oil and other, Average LIFO Cost Per Barrel | $ / Barrel	60.28	63.74
Energy Related Inventory, Barrels | bbl	10,026	9,284
Energy Related Inventory, LIFO Cost | $	$ 650,959	$ 638,803
Energy Related Inventory, Average LIFO Cost Per Barrel | $ / Barrel	64.93	68.81